=============================================================



                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



         =============================================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                           10 Langley Road, Suite 400
                       Newton Centre, Massachusetts 02459




                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002
                                   (Unaudited)



         =============================================================

                          PRINCIPLED EQUITY MARKET FUND



The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.


           Comparison of the Change in Value of a $10,000 Investment
      in the Principled Equity Market Fund, the Standard & Poors 500 Index
                          and the Wilshire 5000 Index





                                [OBJECT OMITTED]



      ====================================================================
                          Principled Equity Market Fund
                           Average Annual Total Return
      ====================================================================

                   Six         1          3        5
                  Months*      Year       Year     Year

                 (11.47%)     (19.97%)   (7.76%)   4.45%

     ---------------------------------------------------------------------

    *Not Annualized for the period from December 31, 2001 to June 30, 2002.
     ---------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002

                                   (Unaudited)


Assets:
Investments at quoted market value (cost $23,840,523;
 see Schedule of Investments, Notes 1, 2, & 6).................    $26,668,034
Cash  .........................................................        174,181
Dividends and interest receivable..............................         33,491
Prepaid expenses...............................................         18,236
                                                                   ------------
     Total assets..............................................     26,893,942
                                                                   ------------
Liabilities:
Accrued expenses and other liabilities (Note 3)................         24,986
                                                                   ------------
     Total liabilities.........................................         24,986
                                                                   ------------
Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 2,162,388 shares outstanding) (Note 1)......     24,571,056
Distributable earnings (Notes 1, 2 & 7)........................      2,297,900
                                                                   ------------
     Net assets (equivalent to $12.43 per share, based on
      2,162,388 capital shares outstanding)....................    $26,868,956
                                                                   ============





The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2002

                                   (Unaudited)

Income:
 Dividends.....................................................    $   204,186
 Interest......................................................            470
                                                                   ------------
     Total income..............................................        204,656
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         34,202
 Administration fees (Note 4)..................................         13,753
 Audit and accounting fees.....................................          7,342
 Trustees' fees and expenses...................................          6,140
 Transfer fees (Note 4)........................................          5,894
 Legal fees....................................................          4,693
 Custodian fees................................................          2,947
 Other expenses................................................         14,610
                                                                   ------------
     Total expenses............................................         89,581
                                                                   ------------

Net investment income..........................................        115,075
                                                                   ------------

Realized and unrealized loss on investments:
  Realized loss on investments-net.............................       (431,490)
  Decrease in net unrealized appreciation in investments.......     (3,173,190)
                                                                   ------------
     Net loss on investments...................................     (3,604,680)
                                                                   ------------

Net decrease in net assets resulting from operations...........    $(3,489,605)
                                                                   ============




The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS



                                                 Six Months Ended  Year Ended
                                                  June 30, 2002    December 31,
                                                    (Unaudited)       2001
                                                    -------------   -----------
From operations:
 Net investment income...........................  $   115,075     $  210,099
 Realized (loss) gain on investments, net........     (431,490)      (197,604)
 (Decrease) increase in net unrealized
  appreciation in investments....................   (3,173,190)    (4,801,066)
                                                    -------------   -----------
     Net (decrease) increase in net assets
     resulting from operations...................   (3,489,605)    (4,788,571)
                                                    -------------  ------------
Distributions to shareholders:
 From net investment income
 ($0.10 per share in 2001).......................        --          (209,805)
 From net realized gain on investments...........        --                --
                                                    -------------  ------------
     Total distributions to shareholders.........        --           (209,805)
                                                    -------------  ------------

From capital share transactions:
                              Number of Shares
                              2002        2001
                            ---------- -----------
 Proceeds from sale of
  shares..................    1,509     237,907         20,507       3,191,536
 Shares issued to share-
  holders in distributions
  reinvested..............      --       12,938          --            179,969
 Cost of shares redeemed
(Note 7)..................      (1)      (1,552)         (5)          (20,616)
                            ---------- -----------   ------------  ------------
 Increase in net
  assets resulting from
  capital share
  transactions............    1,508     249,293         20,502       3,350,889
                            ========== ===========   ------------  ------------

Net decrease in net assets.......................   (3,469,103)    (1,647,487)
Net assets:
  Beginning of period............................   30,338,059      31,985,546
                                                    -------------  ------------
  End of period (including undistributed
     net investment income of $119,681)..........  $26,868,956     $30,338,059
                                                   ==============  ============




The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)

                        Six
                        Months
                        Ended       Year      Year       Year       Year
                        June 30,    Ended     Ended      Ended      Ended
                        2002        December  December   December   December
                        (Unaudited) 31, 2001  31, 2000   31, 1999   31, 1998

Investment income ...... $ 0.09    $ 0.17    $ 0.20     $ 0.24    $ 0.22
Expenses, net...........   0.04      0.07      0.09       0.10      0.07
                        ------------------------------ --------- ----------
Net investment income ..   0.05      0.10      0.11       0.14      0.15
Net realized and
unrealized (loss)
   gain on investments..  (1.66)    (2.69)    (0.78)      3.19      3.49
Distributions to
shareholders:
  From net investment
  income................  --         0.10      0.11       0.14      0.15
  From net realized
  gain on investments...  --         0.00      0.30       0.68      1.09
                        --------- --------- ---------- --------- ----------
Net (decrease) increase
in net asset value......  (1.61)    (2.69)    (1.08)      2.51      2.40
Net asset value:
  Beginning of period...  14.04     16.73     17.81      15.30     12.90
                        --------- --------- ---------- --------- ----------
  End of period......... $12.43    $14.04    $16.73     $17.81    $15.30
                        ========= ========= ========== ========= ==========

Total Return............ (11.47%)  (15.49%)   (3.76%)    21.16%    28.22%
Ratio of expenses
   to average net assets   0.62%     0.53%     0.50%      0.55%     0.48%
Ratio of net investment
   income to average
net assets..............   0.79%     0.72%     0.60%      0.82%     1.06%
Portfolio turnover......   0.00      0.003     0.01       0.15      0.29
Average commission rate
paid....................   0.0210    0.0197    0.0446     0.0314    0.0292
Number of shares
outstanding at end of
period..................   2,162,388 2,160,880 1,911,587  1,873,574 1,792,985

Per share data and
ratios assuming no
waiver of advisory fees:
   Expenses.............   0.05      0.10      0.13       0.12      0.14
   Net investment income   0.04      0.16      0.10       0.09      0.08
  Ratio of expenses to
average net
assets..................   0.66%     0.63%     0.60%      0.65%     0.73%
   Ratio of net
investment income to
average net assets......   0.76%     0.62%     0.50%      0.72%     0.81%




The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002

                                   (Unaudited)

                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
COMMON STOCK - 98.92%
             Advertising Industry -- 0.35%
    1,600    Interpublic Group of Companies Incorporated.....     39,616
    1,200    Omnicom Group...................................     54,960
                                                                 -----------
                                                                  94,576
                                                                 -----------
             Aerospace/Defense Industry -- 0.84%
    6,800    Precision Castparts Corporation.................    224,400
                                                                 -----------

             Air Transport Industry -- 0.63%
      800    AMR Corporation*................................     13,488
    1,500    Fedex Corporation...............................     80,100
    2,200    Gateway, Incorporated*..........................      9,768
    4,050    Southwest Airlines Company*.....................     65,448
                                                                 -----------
                                                                 168,804
                                                                 -----------
             Auto & Truck Industry -- 0.25%
    1,500    Paccar Incorporated.............................     66,585
                                                                 -----------

             Auto Parts (OEM) Industry - 0.24%
      600    Superior Industries International...............     27,678
    1,300    Synovus Financial Corporation...................     35,776
                                                                 -----------
                                                                  63,454
                                                                 -----------
             Auto Parts (Replacement) Industry -- 2.34%
    3,100    Delphi Corporation..............................     40,920
   16,850    Genuine Parts Company...........................    587,560
                                                                 -----------
                                                                 628,480
                                                                 -----------
             Bank Industry -- 9.43%
    1,700    BB&T Corporation................................     65,620
    2,430    Bank One Corporation............................     93,506
    2,000    Bank of New York Company Incorporated...........     67,500



* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Bank Industry (Continued)
   11,889    BankAmerica Corporation (New) ..................    836,510
      900    Capital One Financial...........................     54,945
   18,479    Citigroup Incorporated..........................    716,061
    1,184    Fleetboston Financial Corporation...............     38,302
    8,430    J.P. Morgan Chase & Co. ........................    285,946
      600    Keycorp.........................................     16,380
    1,100    PNC Bank Corporation............................     57,508
    3,900    Wachovia Corporation (New) ....................     148,902
    4,104    Washington Mutual Incorporated..................    152,299
                                                                 -----------
                                                                 2,533,479
                                                                 -----------
             Bank (Midwest) Industry - 2.58%
    1,100    Comerica Incorporated...........................     67,540
    2,700    Fifth Third Bankcorp............................    179,955
    5,400    Mellon Bank Corporation.........................    169,722
    2,200    National City Corporation.......................     73,150
    8,728    US Bankcorp (New) ..............................    203,799
                                                                 -----------
                                                                 694,166
                                                                 -----------
             Beverage (Soft Drink) Industry -- 3.44%
    2,500    Coca Cola Enterprises Incorporated..............     55,200
   18,010    Pepsico Incorporated............................    868,082
                                                                 -----------
                                                                 923,282
                                                                 -----------
             Chemical (Basic) Industry -- 0.06%
    1,100    Millennium Chemicals............................     15,455
                                                                 -----------

             Chemical (Diversified) Industry -- 0.36%
    1,400    Millipore Corporation*..........................     44,772
    2,500    Pall Corporation................................     51,875
                                                                 -----------
                                                                  96,647
                                                                 -----------


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Chemical (Specialty) Industry -- 0.51%
      600    International Flavors and Fragrances............     19,494
    1,300    Praxair Incorporated............................     74,061
      800    Sherwin Williams Company........................     23,944
      400    Sigma Aldrich Corporation.......................     20,060
                                                                 -----------
                                                                 137,559
                                                                 -----------
             Coal/Alternate Energy Industry -- 0.02%
      800    AES Corporation*................................      4,336
                                                                 -----------

             Computer & Peripherals Industry -- 2.07%
    3,200    3Com Corporation*...............................     14,080
    2,000    Apple Computer Incorporated.....................     35,440
   15,400    Dell Computer Corporation*......................    402,556
    1,800    Ingram Micro Incorporated*......................     24,750
      124    MIPS Technologies Incorporated*.................        765
    4,746    Palm, Incorporated*.............................      8,353
      307    Riverstone Networks Incorporated*...............        961
    1,800    Sanmina Corporation*............................     11,358
      900    Silicon Graphics Incorporated*..................      2,646
   11,200    Sun Microsystems Incorporated...................     56,112
                                                                 -----------
                                                                 557,021
                                                                 -----------
             Computer Networks Industry -- 0.0%
      600    Enterasys Networks*.............................      1,068
                                                                 -----------

             Computer Related Services Industry -- 0.08%
      300    Adaptec Inc Com*................................      2,367
    1,400    Siebel System*..................................     19,908
                                                                 -----------
                                                                  22,275
                                                                 -----------

* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Computer Software & Services Industry -- 7.38%
   17,800    AOL Time Warner Incorporated*...................    261,838
    2,600    Automatic Data Processing Incorporated..........    113,230
      400    Citrix Systems Incorporated*....................      2,416
    3,750    Computer Associates International...............     59,588
   18,000    Microsoft Corporation*..........................    974,160
      400    NCR Corporation*................................     13,940
   55,200    Oracle Corporation*.............................    522,744
      600    PeopleSoft Incorporated*........................      8,928
       49    Roxio, Incorporated*............................        353
    1,291    Veritas Software Company*.......................     25,549
                                                                 -----------
                                                                 1,982,746
                                                                 -----------
             Consumer & Business Services Industry -- 0.11%
      800    Paychex Incorporated...........................      25,032
      200    Reynolds & Reynolds.............................      5,590
                                                                 -----------
                                                                  30,622
                                                                 -----------
             Diversified Company Industry -- 2.12%
      105    Berkshire Hathaway Class B*.....................    234,465
    1,200    Danaher Corporation.............................     79,620
    2,100    Hillenbrand Industries..........................    117,915
    2,500    Service Corporation International...............     12,075
      800    Thermo Electron Corporation*....................     13,200
    8,334    Tyco International Limited......................    112,592
                                                                 -----------
                                                                 569,867
                                                                 -----------
             Drug Industry -- 0.57%
    2,100    Forest Labs Incorporated*.......................    148,680
      200    Indevus Pharmaceuticals*........................        232
      400    Quintiles Transnational Corporation*............      4,996
                                                                 -----------
                                                                 153,908
                                                                 -----------

* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Drugstore Industry -- 1.12%
    2,200    Longs Drug......................................     62,238
      800    Rite Aid Corporation............................      1,880
    6,100    Walgreen Company................................    235,643
                                                                 -----------
                                                                 299,761
                                                                 -----------
             Electric Utility (Central) Industry -- 2.15%
    6,400    Cinergy Corporation.............................    230,336
   10,400    FirstEnergy Corporation.........................    347,152
                                                                 -----------
                                                                 577,488
                                                                 -----------
             Electric Utility (East) Industry -- 0.10%
      800    PPL Corporation.................................     26,464
                                                                 -----------

             Electric Utility (West) Industry - 0.81%
   10,700    Edison International Incorporated...............    181,900
    1,700    El Paso Corporation.............................     35,037
                                                                 -----------
                                                                 216,937
                                                                 -----------
             Electric and Other Utility Services Combined --
             1.03%
      353    NiSource Incorporated...........................      7,706
   11,774    Scottish Power Incorporated.....................    251,964
    2,100    Sierra Pacific Resources Incorporated...........     16,380
                                                                 -----------
                                                                 276,050
                                                                 -----------
             Electrical Equipment Industry -- 0.66%
    1,600    Avnet Incorporation.............................     35,184
    1,600    Grainger, WW Incorporated.......................     80,160
    1,600    Maxim Integrated Products*......................     61,328
                                                                 -----------
                                                                 176,672
                                                                 -----------
             Electronics Industry -- 0.01%
      200    Scientific Atlanta..............................      3,290
                                                                 -----------


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Entertainment Industry -- 1.79%
   10,812    Viacom Incorporated Class B*....................    479,728
                                                                 -----------

             Environmental Industry -- 0.09%
    1,700    AutoNation Incorporated*........................     24,650
                                                                 -----------

             Financial Services Industry - 4.54%
    6,844    AXA - ADR.......................................    124,356
    7,800    American Express Company........................    283,296
      400    Deluxe Corporation..............................     15,556
    3,400    Franklin Resources Incorporated.................    144,976
      338    Gartner Group Incorporated, Class B*............      3,177
    1,200    Household International Incorporated............     59,640
      200    Lehman Brothers Holdings Incorporated...........     12,504
    3,600    MBNA Corporation................................    119,052
    6,040    Morgan Stanley Dean Witter......................    260,203
   17,550    Schwab (Chas) Corporation.......................    196,560
                                                                 -----------
                                                                 1,219,320
                                                                 -----------
             Food Processing Industry -- 2.43%
    4,400    General Mills Incorporated......................    193,952
    4,500    Hershey Foods Corporation.......................    282,870
    1,700    Kellogg Company.................................     60,962
    2,100    William Wrigley Jr. Company.....................    116,235
                                                                 -----------
                                                                 654,019
                                                                 -----------
             Food Wholesalers Industry - 1.23%
      300    Supervalu Incorporated..........................      7,359
   11,900    Sysco Corporation...............................    323,918
                                                                 -----------
                                                                 331,277
                                                                 -----------


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Foreign Telecommunication Industry -- 0.39%
   10,400    Nortel Networks Corporation.....................     15,080
    6,500    Vodafone Group - ADR............................     88,725
                                                                 -----------
                                                                 103,805
                                                                 -----------
             Furniture/Home Furnishings Industry -- 0.12%
    1,400    Leggett & Platt.................................     32,760
                                                                 -----------

             Gold/Silver Mining Industry -- 0.63%
    7,200    Barrick Gold Corporation........................    136,728
    1,200    Newmont Mining Corporation......................     31,596
                                                                 -----------
                                                                 168,324
                                                                 -----------
             Grocery Industry -- 0.57%
    1,652    Albertsons Incorporated.........................     50,320
    3,100    Safeway Incorporated*...........................     90,489
      800    Winn Dixie Stores Incorporated..................     12,472
                                                                 -----------
                                                                 153,281
                                                                 -----------
             Home Appliance Industry -- 0.18%
      500    Maytag Corporation..............................     21,325
      400    Whirlpool Corporation...........................     26,144
                                                                 -----------
                                                                  47,469
                                                                 -----------
             Hotel/Gaming Industry -- 0.17%
    1,200    Marriott International Incorporated.............     45,660
                                                                 -----------

             Household Products Industry -- 0.26%
    1,982    Newell Rubbermaid Incorporated..................     69,489
                                                                 -----------

             Industrial Services Industry -- 0.00%
      130    Synavant, Incorporated*.........................        183
                                                                 -----------


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Insurance Carriers - 0.02%
      288    Aegon N.V. .....................................      5,861
                                                                 -----------

             Insurance (Diversified) Industry -- 5.21%
   11,773    American International Group....................    803,272
    1,500    CIGNA Corporation...............................    146,130
    1,200    Lincoln National Corporation....................     50,400
    4,000    Lowe's Companies Incorporated...................    181,600
    1,500    MGIC Investment Corporation.....................    101,700
    1,200    Marsh and Mclennan Companies....................    115,920
                                                                 -----------
                                                                 1,399,022
                                                                 -----------
             Insurance (Life) Industry -- 0.24%
      400    AFLAC Incorporated..............................     12,800
    1,541    Conseco Incorporated*...........................      3,082
      900    Jefferson Pilot Corporation.....................     42,570
    1,000    Providian Corporation...........................      5,880
                                                                 -----------
                                                                  64,332
                                                                 -----------
             Insurance (Property/Casualty) Industry -- 1.97%
    4,400    Allstate Corporation............................    162,712
      900    Chubb Corporation...............................     63,720
      600    Cincinnati Financial............................     27,918
    1,100    Hartford Financial Services Group...............     65,417
    1,500    Progressive Corp, Ohio..........................     86,775
      700    Safeco Corporation..............................     21,623
    2,594    Saint Paul Companies Incorporated...............    100,959
                                                                 -----------
                                                                 529,124
                                                                 -----------
             Internet Services Industry-- 0.05%
    1,000    Yahoo Incorporated*.............................     14,760
                                                                 -----------


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Machinery Industry -- 0.43%
    1,400    Donaldson Company Incorporated..................     49,056
      200    Snap On Incorporated............................      5,938
    1,500    Stanley Works...................................     61,515
                                                                 -----------
                                                                 116,509
                                                                 -----------
             Machinery (Construction & Mining) Industry --
             0.53%
    2,100    Deere and Company...............................    100,590
      900    Ingersoll Rand Company..........................     41,094
                                                                 -----------
                                                                 141,684
                                                                 -----------
             Management Services -- 0.16%
    1,000    KLA-Tencor Corporation*.........................     43,990
                                                                 -----------

             Manufacturing - Electronics, General -- 0.49%
    2,100    American Power Conversion*......................     26,523
    3,125    Molex Incorporated..............................    104,781
                                                                 -----------
                                                                 131,304
                                                                 -----------
             Manufacturing - Electronics, Not Elsewhere --
             0.30%
    7,425    Symbol Technical................................     63,113
      900    Thomas and Betts Corporation....................     16,740
                                                                 -----------
                                                                  79,853
                                                                 -----------
             Manufacturing, General - 0.43%
    1,800    Diebold Incorporated............................     67,032
      900    Lexmark International*..........................     48,960
                                                                 -----------
                                                                 115,992
                                                                 -----------
             Medical Services Industry -- 1.10%
    2,600    IMS Health......................................     46,670
    1,500    Idexx Laboratories Incorporated*................     38,685
    2,300    United Healthcare Corporation...................    210,565
                                                                 -----------
                                                                 295,920
                                                                 -----------

* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Medical Supplies Industry -- 4.66%
    3,475    Biomet, Incorporated............................     94,242
    4,200    Boston Scientific Corporation*..................    123,144
    7,400    Cardinal Health Incorporated....................    454,434
    7,600    Medtronic Incorporated..........................    325,660
    4,700    Stryker Corporation.............................    251,497
      116    Viasys Healthcare Incorporated*.................      2,024
                                                                 -----------
                                                                 1,251,001
                                                                 -----------
             Metals & Mining (Diversified) Industry -- 0.67%
    7,900    Inco Limited....................................    178,856
                                                                 -----------

             Natural Gas (Distribution) Industry -- 0.45%
    4,600    WGL Holdings....................................    119,600
                                                                 -----------

             Natural Gas (Diversified) Industry -- 0.33%
    1,952    Burlington Resources Incorporated...............     74,176
    2,200    Williams Companies Incorporated.................     13,178
                                                                 -----------
                                                                  87,354
                                                                 -----------
             Newspaper Industry -- 0.90%
    2,500    Gannett Incorporated............................    189,750
    1,190    Tribune Company.................................     51,765
                                                                 -----------
                                                                 241,515
                                                                 -----------
             Office Equipment & Supplies Industry -- 0.80%
      700    Ikon Office Solutions Incorporated..............      6,580
      400    Imagistics International*.......................      8,588
    5,000    Pitney Bowes Incorporated.......................    198,600
                                                                 -----------
                                                                 213,768
                                                                 -----------

* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Oil (Integrated) Industry -- 1.05%
    4,780    Phillips Petroleum..............................    281,446
                                                                 -----------

             Oilfield Services/Equipment Industry --0.88%
    2,740    Baker Hughes Incorporated.......................     91,215
      200    Cooper Cameron Corporation*.....................      9,684
      400    Ensco International Incorporated................     10,904
      266    Global Santa Fe Corporation.....................      7,275
      400    Helmerich and Payne Incorporated................     14,288
      800    McDermott International.........................      6,480
      600    Noble Corporation*..............................     23,160
      700    Rowan Companies Incorporated....................     15,015
    1,436    Transocean Incorporated.........................     44,731
      712    Varco International Incorporated*...............     12,489
                                                                 -----------
                                                                 235,241
                                                                 -----------
             Other Business Services -- 0.17%
    7,600    Solectron*......................................     46,740
                                                                 -----------

             Packaging & Container Industry -- 0.22%
      900    Bemis Company Incorporated......................     42,750
      550    Sonoco Products Company.........................     15,439
                                                                 -----------
                                                                  58,189
                                                                 -----------
             Paper & Forest Products Industry -- 0.38%
      200    Chesapeake Corporation..........................      5,266
       79    Georgia Pacific Corporation.....................      1,942
       48    Kadant Incorporated*............................        792
    1,900    Rayonier Incorporated...........................     93,347
                                                                 -----------
                                                                 101,347
                                                                 -----------

* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Petroleum (Integrated) Industry -- 2.92%
      358    Devon Energy Corporation........................     17,642
      600    Murphy Oil Corporation..........................     49,500
   13,000    Royal Dutch Petroleum...........................    718,510
                                                                 -----------
                                                                 785,652
                                                                 -----------
             Petroleum (Producing) Industry -- 0.49%
    2,564    Anadarko Petroleum Corporation..................    126,405
      200    Pogo Producing Company..........................      6,524
                                                                 -----------
                                                                 132,929
                                                                 -----------
             Publishing Industry -- 0.22%
    1,000    Mcgraw Hill Company Incorporated................     59,700
                                                                 -----------

             Railroad Industry -- 2.31%
   17,400    Burlington Northern Santa Fe....................    522,000
    4,200    Norfolk Southern Corporation....................     98,196
                                                                 -----------
                                                                 620,196
                                                                 -----------
             Real Estate, Other -- 1.29%
   11,200    AMB Property....................................    347,200
                                                                 -----------

             Restaurant Industry -- 1.55%
   14,600    McDonalds Corporation...........................    415,370
                                                                 -----------

             Retail Building Supply Industry -- 2.62%
    4,326    Dominion Resources Incorporated.................    285,429
   11,400    Home Depot Incorporated.........................    418,722
                                                                 -----------
                                                                 704,151
                                                                 -----------

* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Retail (Special Lines) Industry -- 0.38%
    5,062    Gap Incorporated................................     71,880
    1,600    TJX Companies Incorporated......................     31,376
                                                                 -----------
                                                                 103,256
                                                                 -----------
             Retail Store Industry -- 1.40%
    4,300    Borders Group Incorporated*.....................     79,120
    1,600    CVS Corporation.................................     48,960
    1,800    Clear Channel Communications....................     57,636
    1,500    Costco Companies Incorporated*..................     57,930
      976    Dollar General..................................     18,573
      500    Federated Department Stores*....................     19,850
      100    Foot Locker Incorporated........................      1,445
      271    Neiman Marcus Class B*..........................      8,748
    1,300    Penney, J.C.....................................     28,626
    1,000    Sears...........................................     54,300
                                                                 -----------
                                                                 375,188
                                                                 -----------
             Retail - Televisions, Radios, and Electronics
             -- 0.16%
    1,050    Best Buy*.......................................     38,115
      200    RadioShack Corporation..........................      6,012
                                                                 -----------
                                                                  44,127
                                                                 -----------
             Securities Brokerage Industry -- 0.63%
    4,200    Merrill Lynch and Company Incorporated..........    170,100
                                                                 -----------

             Semiconductor Industry -- 1.18%
    1,100    Advanced Micro Devices Incorporated*............     10,692
    1,800    Altera*.........................................     24,480
    2,200    Analog Devices Incorporated*....................     65,340
    1,200    Broadcom Corporation*...........................     21,048
    1,800    LSI Logic*......................................     15,750


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Semiconductor Industry (Continued)
    2,000    Linear Technologies Corporation.................     62,860
    2,200    Micron Technology Incorporated..................     44,484
      947    Mykrolis Corporation*...........................     11,184
      900    National Semiconductor Company*.................     26,253
      200    Vitesse Semiconductor*..........................        632
    1,500    Xilinx Incorporated*............................     33,645
                                                                 -----------
                                                                 316,368
                                                                 -----------

             Semiconductor Capital Equipment Industry --
             0.03%
      400    Teradyne Incorporated*..........................      9,400
                                                                 -----------

             Steel (General) Industry -- 0.12%
      400    Nucor Corporation...............................     26,016
      400    Worthington Industries Incorporated.............      7,240
                                                                 -----------
                                                                  33,256
                                                                 -----------
             Telecommunication Equipment Industry -- 1.34%
    1,400    ADC Telecom*....................................      3,206
      300    Andrew Corporation*.............................      4,299
   24,700    Cisco Systems Incorporated*.....................    344,565
    1,400    Tellabs Incorporated*...........................      8,848
                                                                 -----------
                                                                 360,918
                                                                 -----------
             Telecommunication Services Industry -- 4.88%
    1,800    Alltel Corporation..............................     84,600
   12,400    Bellsouth Corporation...........................    390,600
    6,000    Comcast Corporation Class A.....................    140,580
    1,800    Nextel Communication*...........................      5,778
    2,800    Qualcomm*.......................................     76,972
   21,117    Qwest Communications............................     59,128


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (Unaudited)

                                   (Continued)
                                                                   Value
  Quantity                                                       (Note 1)
  --------                                                       --------
             Telecommunication Services Industry (Continued)
   14,747    SBC Communications Incorporated.................    449,783
    8,000    Sprint Corporation (FON Group) .................     84,880
    4,000    Sprint PCS*.....................................     17,880
                                                                 -----------
                                                                 1,310,201
                                                                 -----------
             Thrift Industry -- 3.62%
    2,500    Federal Home Loan Mortgage Association..........    153,000
   11,100    Federal National Mortgage Association...........    818,625
                                                                 -----------
                                                                 971,625
                                                                 -----------
             Tire & Rubber Industry -- 0.03%
      400    Cooper Tire and Rubber Company..................      8,220
                                                                 -----------

             Toiletries/Cosmetics Industry -- 0.60%
    3,100    Avon Products Incorporated......................    161,944
                                                                 -----------

             Transportation Services (Not Elsewhere
             Classified) -- 0.08%
      578    Sabre Holdings Corporation......................     20,692
                                                                 -----------

             Total common stocks (cost $23,824,515).........    26,579,258
                                                                ------------

RIGHTS & WARRANTS - 0.33%
    2,592    Total Fina S.A. Warrants (cost $16,008)*........     88,776
                                                                 -----------

             Total investments (cost $23,840,523)...........    26,668,034
                                                                ------------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.75%.................. 200,922
                                                               -----------

Total Net Assets..............................................$26,868,956
                                                              ============


* Non income producing

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
     Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Organizational Costs - Prior to the adoption of Statement of Position 98-5 issued by the American Institute of Certified Public Accountants, costs incurred in connection with the organization and registration of the Trust were deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations. Statement of Position 98-5 directed that all remaining unamortized organizational costs be expensed.
2. Tax basis of investments:
   At June 30, 2002, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $6,298,749. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $3,471,238. Net unrealized appreciation in investments at June 30, 2002 was $2,827,511.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002

                                   (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.
   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees of $29,193 for the year ended December 31, 2001. On March 15, 2002, the Board of Directors authorized F.L. Putnam to begin receiving compensation for its services. At June 30, 2002, investment advisory fees of $20,177 were due and were included in "Accrued expenses and other liabilities" in the accompanying statement of Assets and Liabilities.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.
5. Related parties:
   The President and Secretary of the Trust, Mr. David Putnam, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2002 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................    $         --
       Other investments................................         324,621
                                                            ---------------
                                                            $    324,621
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................    $         --
       Other investments................................         292,711
                                                            ---------------
                                                            $    292,711
                                                            ===============

                  PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002

                                   (Continued)


7. Certain Transactions:
   It is the Trust's intention, as authorized by the Board of the Trustees of the Trust, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time and in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price which is no higher than the current net asset value of such shares.

   As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

     Accumulated undistributed net investment income......... $    119,681
     Accumulated realized loss from securities transactions..     (649,292)
     Net unrealized appreciation in value of investments....     2,827,511
                                                              --------------
                                                              $  2,297,900
                                                              ===============

   The Trust had post October losses in the amount of $218,562 which will be used to offset this years distributable capital gains for tax purposes. The Trust has capital loss carryforwards in the amount of $7,940 which will expire in 2006.

                          PRINCIPLED EQUITY MARKET FUND

                             OFFICERS AND TRUSTEES


HOWARD R. BUCKLEY                                     Trustee
President, Chief Executive Officer and Director,
Mercy Health System of Maine

SISTER ANNE MARY DONOVAN                              Trustee
Treasurer, Emmanuel College

DR. LORING E. HART                                    Trustee
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                             Trustee
Former President, Regional Community of
Portland, Sisters of Mercy of the
Americas

DAVID W.C. PUTNAM                                     President, Secretary
President                                             and Trustee
F.L. Putnam Securities Company, Incorporated

C. KENT RUSSELL                                       Treasurer
Chief Financial Officer, Catholic Health East

REV. MSGR. VINCENT TATARCZUK                          Trustee
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.                      Trustee
Physician; Principal, Ambulatory Surgical Centers
of America,   L.L.C.

REV. MR. JOEL M. ZIFF                                 Trustee
Director of Finance, Sisters of Mercy
Regional Community of Merion

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                                       26

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                                       27

                          PRINCIPLED EQUITY MARKET FUND


                               investment adviser
                    F.L. Putnam Investment Management Company
         10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                                 (617) 964-7600

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
            260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109






This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.